SEWARD & KISSEL LLP

901 K Street, N.W

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

July 7, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	AB Bond Fund, Inc.
▪	AB Short Duration High Yield Portfolio
▪	AB Short Duration Income Portfolio

  (the “Portfolios”)

File Nos. 2-48227 and 811-02383

Dear Sir or Madam:

On behalf of the above-referenced AB Bond Fund, Inc. (the “Fund”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Portfolios of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on June 30, 2023.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely, /s/ Lancelot A. King Lancelot A. King